Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Schedule of Future Minimum Lease Payments

As of December 31, 2017, minimum lease payments under all non-cancellable leases were as follows:

Year ended December 31, 2017
RMB
2018	93,022
2019	87,836
2020	71,977
2021	39,095
2022 and after	106,265

Total lease commitment	398,195

Schedule Of Future Aggregate Minimum Payments
Year ended December 31, 2017
RMB
2018	17,117
2019	25,866
2020	38,038
2021	55,916
2022 and after	381,906

Total other commitment	518,843